Retirement Class | State Farm Small Mid Cap Equity Fund
STATE FARM SMALL/MID CAP EQUITY FUND (RSEOX) (RSETX) (RSEHX)
Investment Objective:
The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retirement Class - State Farm Small Mid Cap Equity Fund - USD ($)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Class - State Farm Small Mid Cap Equity Fund		R-1	R-2	R-3
Management fees		0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1) fees		0.50%	0.30%	none
Other Expenses		0.41%	0.41%	0.41%
Acquired Fund Fees & Expenses	[1]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.75%	1.55%	1.25%
Less: Fee Waiver		(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.46%	1.26%	0.96%
[1]	"Acquired Fund Fees & Expenses" are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund's most recent shareholder report. Please note that the amount of "Total Annual Fund Operating Expenses" shown in the above table differs from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.
[2]	State Farm Investment Management Corp. (the "Manager" or "SFIMC"), the investment adviser to the Fund, has contractually agreed to waive 0.29% of management fees for each share class of the Small/Mid Cap Equity Fund. This fee waiver applies through April 30, 2019, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses after Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retirement Class - State Farm Small Mid Cap Equity Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	149	523	922	2,038
R-2	128	461	817	1,821
R-3	98	368	658	1,486

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal Investment Strategies
The Manager has hired Bridgeway Capital Management, Inc. (“Bridgeway”) to select investments for approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. The Manager monitors the performance of Bridgeway and the allocation of the Small/Mid Cap Equity Fund’s portfolio to Bridgeway. The Manager invests the other one-half of the Small/Mid Cap Equity Fund’s portfolio in shares of the iShares Core S&P Mid-Cap ETF, ticker symbol IJH, an exchange traded fund advised by BlackRock Fund Advisors (“BFA”). The iShares Core S&P Mid-Cap EFT seeks to track the investment results of the S&P Mid-Cap 400® (the “Underlying Index”). The Underlying Index measures the performance of the mid-capitalization sector of the U.S. equity market. The principal investment strategies employed by Bridgeway for its portion of the Small/Mid Cap Equity Fund’s portfolio and the principal investment strategies of BFA in managing the iShares Core S&P Mid-Cap ETF are discussed separately below.

Bridgeway

Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of approximately 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

Bridgeway invests in small capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal circumstances, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s portfolio primarily in common stocks and depositary receipts of foreign companies.

Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

The Manager’s Investment of Fund Assets in the iShares Core S&P Mid-Cap ETF

The Manager invests approximately one-half of the Small/Mid Cap Equity Fund’s portfolio in shares of the iShares Core S&P Mid-Cap ETF. The following discussion relates to the principal investment strategies of the iShares Core S&P Mid-Cap ETF.

The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the Underlying Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. As of March 30, 2018, the Underlying Index included approximately 6.23% of the market capitalization of all U.S. equity securities. As of March 30, 2018, the stocks in the Underlying Index have a market capitalization between $1.6 billion and $6.8 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the iShares Core S&P Mid-Cap ETF’s investment objective. Unlike many investment companies, the iShares Core S&P Mid-Cap ETF does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the iShares Core S&P Mid-Cap ETF will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the iShares Core S&P Mid-Cap ETF. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The iShares Core S&P Mid-Cap ETF may or may not hold all of the securities in the Underlying Index.

The iShares Core S&P Mid-Cap ETF generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The iShares Core S&P Mid-Cap ETF may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the iShares Core S&P Mid-Cap ETF track the Underlying Index. The iShares Core S&P Mid-Cap ETF seeks to track the investment results of the Underlying Index before fees and expenses of the iShares Core S&P Mid-Cap ETF.

The iShares Core S&P Mid-Cap ETF may lend securities representing up to one-third of the value of the iShares Core S&P Mid-Cap ETF’s total assets (including the value of any collateral received).

The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the iShares Core S&P Mid-Cap ETF and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Industry Concentration Policy. The iShares Core S&P Mid-Cap ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

Underlying Fund Risk.    Because it invests approximately 50% of its assets in the iShares Core S&P Mid-Cap ETF, the Fund’s investment performance significantly depends on the investment performance of that underlying ETF. An investment in the Fund is subject to the risks associated with the iShares Core S&P Mid-Cap ETF. In particular, the Fund may be subject to the following risks as a result of its investment in the iShares Core S&P Mid-Cap ETF:
  Asset Class Risk.    Securities and other assets in the Underlying Index or in the iShares Core S&P Mid-Cap ETF’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
  Assets under Management (AUM) Risk.    From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of the iShares Core S&P Mid-Cap ETF’s prospectus), a third party investor, the iShares Core S&P Mid-Cap ETF investment adviser or any affiliate of the iShares Core S&P Mid-Cap ETF investment adviser, or a fund may invest in the iShares Core S&P Mid-Cap ETF and hold its investment for a specific period of time in order to facilitate commencement of the iShares Core S&P Mid-Cap ETF’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the iShares Core S&P Mid-Cap ETF would be maintained at such levels, which could negatively impact the iShares Core S&P Mid-Cap ETF.
  Authorized Participant Concentration Risk.    Only an Authorized Participant may engage in creation or redemption transactions directly with the iShares Core S&P Mid-Cap ETF. The iShares Core S&P Mid-Cap ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the iShares Core S&P Mid-Cap ETF and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of iShares Core S&P Mid-Cap ETF Shares section of the iShares Core S&P Mid-Cap ETF’s Prospectus), iShares Core S&P Mid-Cap ETF shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
  Concentration Risk.    The iShares Core S&P Mid-Cap ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the iShares Core S&P Mid-Cap ETF’s investments more than the market as a whole, to the extent that the iShares Core S&P Mid-Cap ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
  Cyber Security Risk.    Failures or breaches of the electronic systems of the iShares Core S&P Mid-Cap ETF, the iShares Core S&P Mid-Cap ETF’s investment adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the iShares Core S&P Mid-Cap ETF invests have the ability to cause disruptions and negatively impact the iShares Core S&P Mid-Cap ETF’s business operations, potentially resulting in financial losses to the iShares Core S&P Mid-Cap ETF and its shareholders. While the iShares Core S&P Mid-Cap ETF has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore the iShares Core S&P Mid-Cap ETF cannot control the cyber security plans and systems of the iShares Core S&P Mid-Cap ETF’s service providers, the Index Provider, market makers, Authorized Participants or issuers of securities in which the iShares Core S&P Mid-Cap ETF invests.
  Index-Related Risk.    There is no guarantee that the iShares Core S&P Mid-Cap ETF will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the iShares Core S&P Mid-Cap ETF’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the iShares Core S&P Mid-Cap ETF and its shareholders.
  Management Risk.    As the iShares Core S&P Mid-Cap ETF may not fully replicate the Underlying Index, and it is subject to the risk that the iShares Core S&P Mid-Cap ETF‘s investment strategy may not produce the intended results.
  Market Trading Risk.    The iShares Core S&P Mid-Cap ETF faces numerous market trading risks, including the potential lack of an active market for iShares Core S&P Mid-Cap ETF shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the iShares Core S&P Mid-Cap ETF’s shares trading at a premium or discount to net asset value.
  Operational Risk.    The iShares Core S&P Mid-Cap ETF is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the iShares Core S&P Mid-Cap ETF’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The iShares Core S&P Mid-Cap ETF and its investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
  Passive Investment Risk.    The iShares Core S&P Mid-Cap ETF is not actively managed and generally does not attempt to take defensive positions under any market conditions, including declining markets.
  Securities Lending Risk.    The iShares Core S&P Mid-Cap ETF may engage in securities lending. Securities lending involves the risk that the iShares Core S&P Mid-Cap ETF may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The iShares Core S&P Mid-Cap ETF could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the iShares Core S&P Mid-Cap ETF.
  Tracking Error Risk.    Tracking error is the divergence of the iShares Core S&P Mid-Cap ETF’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the iShares Core S&P Mid-Cap ETF’s portfolio and those included in the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the iShares Core S&P Mid-Cap ETF’s valuation of a security at the time of calculation of the iShares Core S&P Mid-Cap ETF’s NAV), transaction costs, the iShares Core S&P Mid-Cap ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the iShares Core S&P Mid-Cap ETF incurs fees and expenses, while the Underlying Index does not.
Fund Risk.    The Fund as a whole is subject to the following risks:
  Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Holders of common stock generally are subject to more risks than holders of preferred stock and debt securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred stock and debt holders.
  Financials Sector Risk.    Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Industrials Sector Risk.    The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
  Information Technology Sector Risk.    Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
  Issuer Risk.    Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Mid-Capitalization Companies Risk.    Investments and securities of mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently at a lower volume than more widely held securities. The prices of mid-cap companies’ stock tend to fluctuate in value more than those of larger capitalization stocks.
  Risk of Investing in Developed Countries.    The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
  Risk of Investing in the United States.    The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
  Smaller Company Size Risk.    The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.
  Investment Company Securities Risk.    The Fund invests in securities of other open-end investment companies. The risks of investments in other investment companies typically reflect the risks of the types of securities in which those underlying funds invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. Prior to May 1, 2017, the portion of the Fund’s assets invested in the iShares Core S&P Mid-Cap ETF were invested directly in equity securities pursuant to a different investment strategy. The returns in the bar chart and table below show how the Fund performed using the previous investment strategy. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were:

Best quarter: 18.73%,
                 during the second quarter of 2009.

Worst quarter: -29.73%,
during the fourth quarter of 2008.
Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - Retirement Class - State Farm Small Mid Cap Equity Fund	1-Year	5-Year	10-Year
Class R-1	11.46%	10.46%	4.62%
Class R-2	11.54%	10.63%	4.80%
Class R-3	11.57%	10.93%	5.10%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	16.81%	14.33%	9.22%